Summary of Significant Accounting Policies (Details) - USD ($)		1 Months Ended	12 Months Ended
	Sep. 01, 2022	Nov. 29, 2022	Sep. 09, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Working capital (in Dollars)				$ 59,500,000
Net loss (in Dollars)				21,500,000
Negative operation cash flow (in Dollars)				9,700,000
Cash (in Dollars)				9,400,000
Securities purchase agreement description	the Company entered into a securities purchase agreement with White Lion Capital LLC (“White Lion”). Pursuant to the agreement, White Lion shall purchase up to $15 million of the Company’s ordinary shares at the lowest daily VWAP of the Ordinary Shares during the Valuation Period by 97%. As of December 31, 2022, the Company issued 22,875,000 ordinary shares and net proceeds was $3,519,202. In 2023, the Company issued 5,000,000 ordinary shares and net proceeds was $491,180	the Company entered into a securities purchase agreement with TBS Capital LP, (“TBS”). Pursuant to the agreement, TBS shall purchase up to $15 million of the Company’s ordinary shares at the market price by 96%, and the company shall issue to Yorkville 223,880 ordinary shares as a commitment fee. The Company issued 223,880 ordinary shares for commitment fee on December 15, 2022. In 2023, the Company issued 6,250,000 ordinary shares and net proceeds was $530,000.	the Company entered into a securities purchase agreement with YA II PN, LTD.. Pursuant to the agreement, YA II PN, LTD. shall purchase up to $30 million of the Company’s ordinary shares at the market price by 96%, and the company shall issue to YA II PN, LTD. 223,880 ordinary shares as a commitment fee. As of December 31, 2022, the Company issued 17,035,074 ordinary shares and net proceeds was $3,511,317. The Company issued 223,880 ordinary shares for commitment fee on January 1, 2023. In 2023, the Company issued 26,235,245 ordinary shares and net proceeds was $2,758,873
Cash balances (in Dollars)				9,380,322	$ 6,960,996
Restricted cash (in Dollars)					95,252
Impairment long-lived assets (in Dollars)
Percentage of revenue				31.80%
Balance of customer deposits (in Dollars)				$ 483,735	575,303
Deferred revenue (in Dollars)				893,263	1,344,637
Advertising expense (in Dollars)				$ 25,373	$ 279,979	$ 53,445
Income tax benefit percentage				50.00%
VAT rates				13.00%
Appreciation percentage					2.30%
Depreciation percentage				8.20%
Accounts receivable, percentage				10.00%	10.00%
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Contract amount				30.00%
VAT percentage				6.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Contract amount				50.00%
VAT percentage				13.00%
Customer One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenues, percentage				31.80%	12.80%	25.70%
Suppliers One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total purchases, percentage				38.10%	15.80%	21.30%
Total accounts payable, percentage				10.90%	10.00%
Supplier Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total purchases, percentage				14.80%
Suppliers Three [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total purchases, percentage				12.10%
Cash Equivalents [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and restricted cash (in Dollars)				$ 5,418,450	$ 6,971,124